Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Net (loss) gain recognized on equity securities	$ (1,983,000)	$ 5,590,000	$ 0
Related to its patents' costs	$ 536,000	$ 373,000	$ 374,000
Tax benefit, percentage	50.00%
Deferred tax liabilities, gross	$ 705,000
Outstanding potential shares excluded from the calculations of diluted net loss per share (in Shares)	2,902,423	2,910,491	3,526,214